Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Related party transactions
Amounts due to related parties	¥ 388	¥ 5,895		$ 55
Related Party [Member]
Related party transactions
Amounts due from related parties	9,212	33,382		$ 1,297
Related Party [Member] | Yicai | Loan advanced to the related party
Related party transactions
Amount of transaction entered with related parties			¥ 2,000
Related Party [Member] | Chengdu Zhisu
Related party transactions
Amounts due from related parties		323
Related Party [Member] | Chengdu Zhisu | Provision of service
Related party transactions
Amount of transaction entered with related parties	1,176	1,225	2,934
Related Party [Member] | Xingying
Related party transactions
Amounts due to related parties	66	128
Related Party [Member] | Xingying | Provision of service
Related party transactions
Amount of transaction entered with related parties	1,157	836	1,802
Related Party [Member] | Beijing Mevos
Related party transactions
Amounts due to related parties	65
Related Party [Member] | Beijing Mevos | Cost of revenues and expense occurred to the related parties
Related party transactions
Amount of transaction entered with related parties	716	1,637	976
Related Party [Member] | Beijing Sharing New Medical Technology Co., Ltd
Related party transactions
Amounts due from related parties	¥ 8,489	¥ 32,974
Loan, interest rate (as a percent)	4.35%	4.35%		4.35%
Related Party [Member] | Beijing Sharing New Medical Technology Co., Ltd | Loan advanced to the related party
Related party transactions
Amount of transaction entered with related parties	¥ 8,330	¥ 18,130	13,720
Related Party [Member] | Beijing Sharing New Medical Technology Co., Ltd | Repayment of the loan advances to the related party
Related party transactions
Amount of transaction entered with related parties	18,620		7,170
Related Party [Member] | Beijing Sharing New Medical Technology Co., Ltd | Interest income
Related party transactions
Amount of transaction entered with related parties	868	1,148	103
Related Party [Member] | Future Light | Cost of revenues and expense occurred to the related parties
Related party transactions
Amount of transaction entered with related parties	1,696	1,348	¥ 606
Related Party [Member] | Yinchuxing | Cost of revenues and expense occurred to the related parties
Related party transactions
Amount of transaction entered with related parties	412	407
Related Party [Member] | Chutian | Cost of revenues and expense occurred to the related parties
Related party transactions
Amount of transaction entered with related parties	134	113
Related Party [Member] | Lv Li
Related party transactions
Amounts due to related parties		5,700
Related Party [Member] | Beijing Souyang
Related party transactions
Amounts due from related parties	638
Amounts due to related parties	236	42
Related Party [Member] | Beijing Souyang | Cost of revenues and expense occurred to the related parties
Related party transactions
Amount of transaction entered with related parties	318	582
Related Party [Member] | Other
Related party transactions
Amounts due from related parties	85	85
Amounts due to related parties	21	¥ 25
Related Party [Member] | Other | Provision of service
Related party transactions
Amount of transaction entered with related parties	124
Related Party [Member] | Other | Cost of revenues and expense occurred to the related parties
Related party transactions
Amount of transaction entered with related parties	¥ 189